Unconsolidated Affiliates, Noncontrolling Interests and Cost Method Investments (Cost Method Investments) (Details) (Jinsheng [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2007
Cost Method Investments [Abstract]
Percentage of ownership interest in Jinsheng (in hundredths)	6.20%
Number of Malls Owned by Subsidiary	8
Number of series 2 ordinary shares secured against convertible security notes	16,565,534
Noncontrolling Interest, Increase in Ownership Percentage	2.275%
Receivable with Imputed Interest, Face Amount	$ 4,875
Notes Receivable, Fair Value Disclosure		4,513
Discount		362
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Cost Method Investments [Abstract]
Notes Receivable, Fair Value Disclosure	$ 2,475